SUPPLEMENTAL CASH FLOW INFORMATION (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash	$ 125,573	$ 125,193
Held in-trust as bonds for tax audits in Mexico [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash	$ 1,900	$ 1,400